Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Derivative Not Designated As Hedges Foreign Exchange Forward Contract
Disclosure of Detailed Information About Other financial liabilities [Line Items]
Other financial liabilities	¥ 0	$ 0	¥ 999